Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	41,216	37,308
Total assets of SPE	53,354	48,715
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	49,884	45,571
Total assets of SPE	50,017	48,741
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	26,176	27,854
Total assets of SPE	26,176	27,854
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	41,216	37,308
Total assets of SPE	53,354	48,715
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	49,884	45,571
Total assets of SPE	50,017	48,741
Bank | Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	26,176	27,854
Total assets of SPE	26,176	27,854